Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of calculations of basic and diluted earnings (loss) per share
	2016	2015	2014
Basic earnings per common share:
Net income available to shareholders	$7,282	$8,599	$7,654
Basic earnings per share	$1.29	$1.52	$1.35
Diluted earnings per common share:
Net income available to shareholders	$7,282	$8,599	$7,654
Average shares outstanding	5,639,744	5,662,013	5,662,081
Effect of dilutive stock options	0	0	0
Average shares outstanding including dilutive stock options	5,639,744	5,662,013	5,662,081
Diluted earnings per share	$1.29	$1.52	$1.35

Schedule of antidilutive securities excluded from computation of earnings per share
	2016	2015	2014
Anti-dilutive shares - option shares	44,458	65,270	104,400

Schedule of outstanding shares of the common stock
	Number of shares December 31
	2016	2015	2014
Outstanding, beginning of year	5,441,190	5,233,986	5,032,679
Issuance of stock:
4% stock dividend	217,155	209,359	201,307
Purchase of treasury stock	(41,738)	(2,155)	0
Outstanding, end of year	5,616,607	5,441,190	5,233,986